INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Net carrying amount					$ 2,810	¥ 19,381
Patent [Member]
IfrsStatementLineItems [Line Items]
Net carrying amount					51	349
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Net carrying amount					2,750	18,970
Software [Member]
IfrsStatementLineItems [Line Items]
Net carrying amount					$ 9	¥ 62
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	¥ 43,587	¥ 43,582
Additions		5
Balance at ending		43,587
Disposal of PSTT	(43,587)
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	22,878	22,878
Additions
Balance at ending		22,878
Disposal of PSTT	(22,878)
Gross carrying amount [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	20,430	20,430
Additions
Balance at ending		20,430
Disposal of PSTT	(20,430)
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	279	274
Additions		5
Balance at ending		279
Disposal of PSTT	(279)
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(24,206)	(23,393)
Balance at ending		(24,206)
Amortization charge	(460)	(813)
Net carrying amount
Disposal of PSTT	24,666
Accumulated depreciation, amortisation and impairment [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(22,529)	(22,493)
Balance at ending		(22,529)
Amortization charge	(18)	(36)
Disposal of PSTT	22,547
Accumulated depreciation, amortisation and impairment [member] | Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,460)	(730)
Balance at ending		(1,460)
Amortization charge	(425)	(730)
Disposal of PSTT	1,885
Accumulated depreciation, amortisation and impairment [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(217)	(170)
Balance at ending		(217)
Amortization charge	(17)	¥ (47)
Disposal of PSTT	¥ 234